SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ (25)	$ (16)	$ (44)	$ (56)
Accounts payable and other	85	32	39	(5)
Changes in non-cash working capital, net	$ 60	$ 16	$ (5)	$ (61)